Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2012 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Business Acquisition Other [Member]	Dec. 31, 2010 Predecessor [Member] Business Acquisition Other [Member]
Cash flows from operating activities:
Net (loss) income	$ (32,545)	$ (36,537)	$ 22,554	$ 21,175	$ (26,145)	$ 92,731
Deduct (Loss) income from discontinued operations	(29)			(83)	20,155	(21)
(Loss) income from continuing operations	(32,516)			21,258	(46,300)	92,752
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	(21,590)	(21,431)	10,690	12,102	(3,257)	(478)
Resolution of tax contingencies	0			(5,256)	(4,405)	(3,750)
Amortization of debt issuance costs	2,633			1,876	1,400	1,571
Depreciation and amortization	50,348	93,305	31,341	44,426	28,036	29,389
Non-cash interest expense		5,352	0
Cost of goods on acquired inventory step up	21,543	6,557	0	0	0	0
Intangible asset impairments	0	466	2,000	5,700	24,226	0
Allowances against accounts receivable	33,232	33,375	11,858	19,206	24,439	(5,985)
Share-based compensation expense	2,240	4,533	4,709	7,282	9,830	14,074
Loss on debt extinguishment		7,335	0
Gain on bargain purchase	(5,500)			0	0	0
Other, net	338	44	289	160	1,298	54
Changes in assets and liabilities:
(Increase) decrease in accounts receivable	(42,421)	(21,412)	(41,985)	(7,168)	(39,588)	65,117
(Increase) decrease in inventories	(15,013)	(17,509)	17,195	15,838	(12,191)	8,149
Increase in prepaid expenses and other assets	(22,770)	4,453	(1,742)	(21,315)	(2,854)	(7,127)
Increase in accounts payable, accrued expenses and other liabilities	(23,351)	16,883	32,133	58,050	39,200	8,144
Payment to Department of Justice (DOJ)		(46,071)	0
Increase (decrease) in payables due to distribution agreement partners	10,537	(1,893)	(4,388)	(13,376)	43,264	(33,242)
Decrease (increase) in income taxes receivable/payable	13,710	(7,262)	17,792	14,977	1,880	(4,359)
Net cash provided by operating activities	(28,580)	20,188	102,446	153,760	64,978	164,309
Cash flows from investing activities:
Capital expenditures	(10,306)	(8,598)	(7,984)	(11,454)	(11,600)	(10,685)
Adjustment to purchase price of Anchen acquisition	0	0	3,786	3,786	0	0
Business acquisitions		0	(24,686)				(412,753)	0
Purchases of intangibles	0			(15,000)	(34,450)	(42,200)
Purchases of available for sale marketable debt securities	0	0	(6,566)	(6,566)	(26,026)	(33,202)
Proceeds from available for sale of marketable debt securities	2,500	8,000	12,500	17,500	26,973	44,053
Net cash used in investing activities	(2,026,531)	(598)	(22,950)	(46,602)	(457,856)	(42,034)
Cash flows from financing activities:
Proceeds from debt	1,545,000	198,889	0	0	350,000	0
Debt principal payments		(201,551)	(8,750)
Payments to extinguish debt		(1,412)	0
Proceeds from equity contributions, net	675,466	2,170	0	0	0	0
Payment of debt	(339,512)			(8,750)	(4,375)	(47,746)
Debt issuance costs	(67,928)			0	(7,451)	(934)
Proceeds from share-based compensation plans	0	0	5,608	11,582	10,683	25,148
Excess tax benefits on share-based compensation	0	0	4,760	8,536	0	3,092
Purchase of treasury stock	0	0	(2,103)	(2,163)	(8,004)	(4,829)
Cash settlement of share-based compensation	0			0	(4,133)	0
Net cash provided by (used in) financing activities	1,813,026	(1,904)	(485)	9,205	336,720	(25,269)
Net (decrease) increase in cash and cash equivalents	(242,085)	17,686	79,011	116,363	(56,158)	97,006
Cash and cash equivalents at beginning of period	278,879	36,794	162,516	162,516	218,674	121,668
Cash and cash equivalents at end of period	36,794	54,480	241,527	278,879	162,516	218,674
Cash paid (received) during the period for:
Income taxes, net	(11,667)	13,003	6,893	6,165	(260)	48,517
Interest paid	13,969	43,380	4,783	6,615	1,361	1,372
Non-cash transactions:
Capital expenditures incurred but not yet paid	460	206	1,152	708	764	775
Equity contribution from management shareholders	$ 4,131			$ 0	$ 0	$ 0